Supplement to the
Fidelity® Series 100 Index Fund
January 29, 2013
Prospectus

Effective October 1, 2013, the Board of Trustees of Fidelity® Series 100 Index Fund has approved changes to the fund's expense structure. Under the new arrangements, the management fee has been reduced to 0.05% and total operating expenses are contractually limited to 0.10% with certain exceptions. This expense limit may not be increased without approval of Fidelity Series 100 Index Fund's shareholders and Board of Trustees. The expense limit will not apply to any new class of Fidelity Series 100 Index Fund that may be created in the future.

Effective on or about November 26, 2013, the fund will be composed of multiple classes of shares.

Effective October 1, 2013, the following tables replace similar tables found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.05%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Total annual operating expenses	0.10%

A Adjusted to reflect current fees.

1 year	$ 10
3 years	$ 32
5 years	$ 56
10 years	$ 128